Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2025
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2025
Healthcare services	3,219,669	—	—	3,219,669
Healthcare products	1,077,194	—	20,409	1,097,603
Insurance contracts	—	567,578	—	567,578
Total	4,296,863	567,578	20,409	4,884,850

	For the three months ended September 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,292,628	—	—	3,292,628
Healthcare products	1,021,882	—	15,706	1,037,588
Insurance contracts	—	429,946	—	429,946
Total	4,314,510	429,946	15,706	4,760,162

	For the nine months ended September 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,721,334	—	—	9,721,334
Healthcare products	3,214,731	—	62,735	3,277,466
Insurance contracts	—	1,559,217	—	1,559,217
Total	12,936,065	1,559,217	62,735	14,558,017

	For the nine months ended September 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,986,979	—	—	9,986,979
Healthcare products	3,000,649	—	57,497	3,058,146
Insurance contracts	—	1,205,997	—	1,205,997
Total	12,987,628	1,205,997	57,497	14,251,122

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Care Delivery	3,401,706	3,470,861	10,229,217	10,432,522
Thereof: U.S.	2,841,894	2,880,791	8,550,486	8,542,073
Thereof: International	559,812	590,070	1,678,731	1,890,449
Value-Based Care	575,517	430,605	1,610,703	1,268,706
Care Enablement	1,360,660	1,359,407	4,075,435	4,019,836
Inter-segment eliminations	(453,033)	(500,711)	(1,357,338)	(1,469,942)
Total	4,884,850	4,760,162	14,558,017	14,251,122

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Distribution costs	186,122	200,325	560,867	581,861
General and administrative expense	519,318	555,821	1,687,238	1,721,395
Selling, general and administrative expense	705,440	756,146	2,248,105	2,303,256

Schedule of amounts included in other operating income

Other operating income

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Foreign exchange gains	36,200	61,274	301,410	180,984
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,097	14,131	7,668	20,952
Revaluation of certain investments (1)	(178)	18,107	7,328	79,190
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	—	62,369	—	62,369
Income from strategic transactions and programs	2,405	16,079	10,342	103,576
Other	16,553	19,106	70,488	85,423
Other operating income	56,077	191,066	397,236	532,494

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Foreign exchange losses	47,958	74,248	338,678	209,471
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,200	5,881	8,162	8,951
Revaluation of certain investments (1)	5,027	—	70,173	—
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
Other	13,864	35,483	65,747	66,512
Other operating expense	125,274	119,509	576,844	551,261
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and nine months ended September 30, 2024.

Schedule of amounts included in other operating expense

Other operating expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Foreign exchange losses	47,958	74,248	338,678	209,471
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,200	5,881	8,162	8,951
Revaluation of certain investments (1)	5,027	—	70,173	—
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
Other	13,864	35,483	65,747	66,512
Other operating expense	125,274	119,509	576,844	551,261
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and nine months ended September 30, 2024.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Impairment of intangible and tangible assets(1)	211	897	12,679	3,361
Legacy Portfolio Optimization	(150)	—	11,997	—
FME25+ Program	361	897	682	3,361
Impairment resulting from the measurement of assets held for sale	(75)	(2,340)	8,789	117,837
Legacy Portfolio Optimization	(75)	(2,340)	8,789	117,837
Loss from the sale of business	43,444	2,808	43,444	111,855
Legacy Portfolio Optimization	43,444	2,808	43,444	111,855
Other(2)	9,645	2,532	29,172	33,274
Legacy Portfolio Optimization	9,429	577	27,494	28,050
Legal Form Conversion Costs	216	1,955	1,678	5,224
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
(1)	For the three and nine months ended September 30, 2025, the amounts primarily relate to cost of revenues and selling, general and administrative expense. For the three and nine months ended September 30, 2024, the amounts relate primarily to cost of revenues and R&D expense.
(2)	For the three and nine months ended September 30, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	274,797	213,027	651,289	471,014

Denominators:
Weighted average number of shares outstanding	292,101,583	293,413,449	292,971,355	293,413,449
Potentially dilutive shares (see note 10)	—	—	—	—

Basic earnings per share	0.94	0.73	2.22	1.61
Diluted earnings per share	0.94	0.73	2.22	1.61

Schedule of number of shares acquired in the context of the share buy-back programs

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € THOUS

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
Total repurchased treasury stock (1)	3,564,523	42.58	3,564,523	448,210
(1)

The difference between the maximum value of shares that may yet be purchased under the Company’s share buy-back program and the liability for such shares as of September 30, 2025 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the Consolidated statements of equity within Additional paid-in capital.